Equity	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Equity

NOTE 21:  EQUITY

COMMON SHARES

The Bank is authorized by its shareholders to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are typically declared by the Board of Directors of the Bank on a quarterly basis and the amount may vary from quarter to quarter.

PREFERRED SHARES

The Bank is authorized by its shareholders to issue, in one or more series, an unlimited number of Class A First Preferred Shares, without nominal or par value. Non-cumulative preferential dividends are payable quarterly, as and when declared by the Board of Directors of the Bank. All preferred shares include NVCC Provisions, necessary for the preferred shares to qualify as regulatory capital under OSFI's CAR guideline. NVCC Provisions require the conversion of the preferred shares into a variable number of common shares of the Bank if OSFI determines that the Bank is, or is about to become, non-viable and that after conversion of all non-common capital instruments, the viability of the Bank is expected to be restored, or if the Bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government without which the Bank would have been determined by OSFI to be non-viable.

The following table summarizes the shares issued and outstanding and treasury shares held as at October 31.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held
(millions of shares and millions of Canadian dollars)	October 31, 2019		October 31, 2018
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,830.4	$21,221	1,842.5	$20,931
Proceeds from shares issued on exercise of stock options	2.3	124	2.9	152
Shares issued as a result of dividend reinvestment plan	4.8	357	5.0	366
Shares issued in connection with acquisitions[1]	5.0	366	–	–

Purchase of shares for cancellation and other	(30.0)	(355)	(20.0)	(228)
Balance as at end of year – common shares	1,812.5	$21,713	1,830.4	$21,221
Preferred Shares – Class A2
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 11	6.0	150	6.0	150
Series 12	28.0	700	28.0	700
Series 14	40.0	1,000	40.0	1,000
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	–	–

Series 24	18.0	450	–	–
Balance as at end of year – preferred shares	232.0	$5,800	200.0	$5,000
Treasury shares – common[3]
Balance as at beginning of year	2.1	$(144)	2.9	$(176)
Purchase of shares	132.3	(9,782)	110.6	(8,295)

Sale of shares	(133.8)	9,885	(111.4)	8,327
Balance as at end of year – treasury shares – common	0.6	$(41)	2.1	$(144)
Treasury shares – preferred[3]
Balance as at beginning of year	0.3	$(7)	0.3	$(7)
Purchase of shares	7.0	(151)	5.2	(129)

Sale of shares	(7.0)	152	(5.2)	129
Balance as at end of year – treasury shares – preferred	0.3	$(6)	0.3	$(7)

[1]

Includes 4.7 million shares issued for $342 million that form part of the consideration paid for Greystone, as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 for a discussion on the acquisition of Greystone.

[2]

All series of preferred shares – Class A include NVCC Provisions and qualify as regulatory capital under OSFI's CAR guideline. If a NVCC conversion were to occur in accordance with the NVCC Provisions, the maximum number of common shares that could be issued based on the formula for conversion set out in the respective terms and conditions applicable to each Series of shares, assuming there are no declared and unpaid dividends on the respective Series of shares at the time of conversion, as applicable, would be 100 million for Series 1, 100 million for Series 3, 100 million for Series 5, 70 million for Series 7, 40 million for Series 9, 30 million for Series 11, 140 million for Series 12, 200 million for Series 14, 70 million for Series 16, 70 million for Series 18, 80 million for Series 20, 70 million for Series 22, and 90 million for Series 24.

[3]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.

Preferred Shares Terms and Conditions
	Issue date	Annual yield (%)[1]	Reset spread (%)[1]	Next redemption/ conversion date[1]		Convertible into[1]
NVCC Fixed Rate Preferred Shares
Series 11	July 21, 2015	4.9	n/a	October 31, 2020	[2]	n/a
NVCC Rate Reset Preferred Shares[3]
Series 1[4]	June 4, 2014	3.662	2.24	October 31, 2024		Series 2
Series 3[5]	July 31, 2014	3.681	2.27	July 31, 2024		Series 4
Series 5	December 16, 2014	3.75	2.25	January 31, 2020		Series 6
Series 7	March 10, 2015	3.6	2.79	July 31, 2020		Series 8
Series 9	April 24, 2015	3.7	2.87	October 31, 2020		Series 10
Series 12	January 14, 2016	5.5	4.66	April 30, 2021		Series 13
Series 14	September 8, 2016	4.85	4.12	October 31, 2021		Series 15
Series 16	July 14, 2017	4.50	3.01	October 31, 2022		Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023		Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023		Series 21
Series 22	January 28, 2019	5.20	3.27	April 30, 2024		Series 23

Series 24	June 4, 2019	5.10	3.56	July 31, 2024		Series 25

[1]

Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every 5 years thereafter to equal the then 5-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

[2]	Subject to regulatory consent, redeemable on or after October 31, 2020, at a redemption price of $26, and thereafter, at a declining redemption price.
[3]

Subject to regulatory consent, redeemable on the redemption date noted and every 5 years thereafter, at $25 per share. Convertible on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every 5 years.

[4]

On October 16, 2019, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 1 (the "Series 1 Shares") would be converted on October 31, 2019, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 2. As previously announced on October 1, 2019, the dividend rate for the Series 1 Shares for the 5-year period from and including October 31, 2019, to but excluding October 31, 2024, will be 3.662%.

[5]

On July 18, 2019, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 3 (the "Series 3 Shares") would be converted on July 31, 2019, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 4. As previously announced on July 2, 2019, the dividend rate for the Series 3 Shares for the 5-year period from and including July 31, 2019, but excluding July 31, 2024, will be 3.681%.

NORMAL COURSE ISSUER BID

On October 24, 2019, the Bank announced that, subject to the approval of OSFI and the Toronto Stock Exchange (TSX), it intends to terminate its current normal course issuer bid (Current NCIB) and launch a new normal course issuer bid (New NCIB) to repurchase for cancellation up to 30 million of its common shares. The Current NCIB to repurchase up to 20 million common shares commenced on June 18, 2019 and is scheduled to terminate on June 17, 2020 unless terminated earlier in accordance with its terms. The Bank has repurchased all 20 million of its common shares under the Current NCIB, at an average price of $75.35 per share for a total amount of $1.5 billion.

During the year ended October 31, 2019, the Bank repurchased an aggregate of 30 million common shares under the Current NCIB and a prior NCIB, at an average price of $74.48 per share, for a total amount of $2.2 billion.

During the year ended October 31, 2018, the Bank repurchased 20 million common shares under its then current NCIB at an average price of $75.07 per share for a total amount of $1.5 billion.

DIVIDEND REINVESTMENT PLAN

The Bank offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from the Bank's treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between 0% to 5% at the Bank's discretion, or from the open market at market price. During the year, 4.8 million common shares at a discount of 0% were issued from the Bank's treasury (2018 – 5.0 million common shares at a discount of 0%) under the dividend reinvestment plan.

DIVIDEND RESTRICTIONS

The Bank is prohibited by the Bank Act from declaring dividends on its preferred or common shares if there are reasonable grounds for believing that the Bank is, or the payment would cause the Bank to be, in contravention of the capital adequacy and liquidity regulations of the Bank Act or directions of OSFI. The Bank does not anticipate that this condition will restrict it from paying dividends in the normal course of business.

The Bank is also restricted from paying dividends in the event that Trust IV fails to pay interest in full to holders of its trust securities, TD CaTS IV Notes. In addition, the ability to pay dividends on common shares without the approval of the holders of the outstanding preferred shares is restricted unless all dividends on the preferred shares have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.

NON-CONTROLLING INTERESTS IN SUBSIDIARIES

The following are included in non-controlling interests in subsidiaries of the Bank.

(millions of Canadian dollars)	As at
	October 31 2019	October 31 2018

TD Capital Trust III Securities – Series 2008[1]	$–	$993
Total	$–	$993

[1]	On December 31, 2018, Trust III, a subsidiary of the Bank, redeemed all of the outstanding TD CaTS III at a price of $1 billion plus the unpaid distribution payable on the redemption date.